Note 7 - Risk Management - Impairment Losses Reconciliations II (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Recovery of written-off assets		€ (589)		€ (558)		€ (541)
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Central Banks [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		0		0		0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				0		0
Reversal Allowance Account For Credit Losses Of Financial Assets				0		0
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		0
Transfers Between Allowances				0		0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				0		0
Allowance Account For Credit Losses Of Financial Assets at the end				0		0
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | General Government [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		0		0		0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				0		0
Reversal Allowance Account For Credit Losses Of Financial Assets				0		0
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		0
Transfers Between Allowances				0		0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				0		0
Allowance Account For Credit Losses Of Financial Assets at the end				0		0
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Credit Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		0		(15)		(20)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(5)		0
Reversal Allowance Account For Credit Losses Of Financial Assets				4		0
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		5
Transfers Between Allowances				16		0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				0		0
Allowance Account For Credit Losses Of Financial Assets at the end				0		(15)
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Other Financial Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(16)		(26)		(15)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(4)		(29)
Reversal Allowance Account For Credit Losses Of Financial Assets				2		3
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		26
Transfers Between Allowances				0		(10)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				13		(1)
Allowance Account For Credit Losses Of Financial Assets at the end				(16)		(26)
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Corporate Entities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(12)		(103)		0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(17)		(138)
Reversal Allowance Account For Credit Losses Of Financial Assets				0		3
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		33
Transfers Between Allowances				107		0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				0		(1)
Allowance Account For Credit Losses Of Financial Assets at the end				(12)		(103)
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(28)		(144)		(35)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(26)		(167)
Reversal Allowance Account For Credit Losses Of Financial Assets				6		6
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		64
Transfers Between Allowances				123		(10)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				13		(2)
Allowance Account For Credit Losses Of Financial Assets at the end				(28)		(144)
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Central Banks [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		0		0		0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				0		0
Reversal Allowance Account For Credit Losses Of Financial Assets				0		0
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		0
Transfers Between Allowances				0		0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				0		0
Allowance Account For Credit Losses Of Financial Assets at the end				0		0
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | General Government [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(42)		(39)		(37)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(70)		(2)
Reversal Allowance Account For Credit Losses Of Financial Assets				37		20
Utilisation Allowance Account For Credit Losses Of Financial Assets				14		6
Transfers Between Allowances				1		(27)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				15		2
Allowance Account For Credit Losses Of Financial Assets at the end				(42)		(39)
Recovery of written-off assets				1		1
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Credit Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(6)		(7)		(17)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(2)		(2)
Reversal Allowance Account For Credit Losses Of Financial Assets				2		3
Utilisation Allowance Account For Credit Losses Of Financial Assets				0		0
Transfers Between Allowances				0		10
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				1		(3)
Allowance Account For Credit Losses Of Financial Assets at the end				(6)		(7)
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Other Financial Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(7)		(25)		(38)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(287)		(34)
Reversal Allowance Account For Credit Losses Of Financial Assets				3		9
Utilisation Allowance Account For Credit Losses Of Financial Assets				38		22
Transfers Between Allowances				227		10
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				38		6
Allowance Account For Credit Losses Of Financial Assets at the end				(7)		(25)
Recovery of written-off assets				0		0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Corporate Entities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(5,599)		(7,402)		(9,225)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(3,627)		(3,705)
Reversal Allowance Account For Credit Losses Of Financial Assets				1,993		2,158
Utilisation Allowance Account For Credit Losses Of Financial Assets				3,029		3,257
Transfers Between Allowances				(228)		(278)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				636		391
Allowance Account For Credit Losses Of Financial Assets at the end				(5,599)		(7,402)
Recovery of written-off assets				345		335
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Households [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(3,022)		(3,319)		(3,514)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(3,472)		(3,002)
Reversal Allowance Account For Credit Losses Of Financial Assets				837		511
Utilisation Allowance Account For Credit Losses Of Financial Assets				1,422		2,325
Transfers Between Allowances				1,687		172
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				(177)		189
Allowance Account For Credit Losses Of Financial Assets at the end				(3,022)		(3,319)
Recovery of written-off assets				212		205
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(8,675)		(10,793)		(12,831)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(7,458)		(6,745)
Reversal Allowance Account For Credit Losses Of Financial Assets				2,872		2,702
Utilisation Allowance Account For Credit Losses Of Financial Assets				4,503		5,610
Transfers Between Allowances				1,687		(113)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				513		585
Allowance Account For Credit Losses Of Financial Assets at the end				(8,675)		(10,793)
Recovery of written-off assets				558		540
Expected Credit Losses Individually and Collective Assessed [Member] | Total [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(8,703)	[1]	(10,937)	[1],[2]	(12,866)	[2]
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(7,484)	[1]	(6,912)	[2]
Reversal Allowance Account For Credit Losses Of Financial Assets				2,878	[1]	2,708	[2]
Utilisation Allowance Account For Credit Losses Of Financial Assets				4,503	[1]	5,673	[2]
Transfers Between Allowances				1,810	[1]	(123)	[2]
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				526	[1]	583	[2]
Allowance Account For Credit Losses Of Financial Assets at the end	[1]			(8,703)		(10,937)	[2]
Recovery of written-off assets				558	[1]	540	[2]
Collective Allowance Incurred But Not Recognized [Member] | Debt Securities [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(21)		(46)		(113)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(8)		(11)
Reversal Allowance Account For Credit Losses Of Financial Assets				30		15
Utilisation Allowance Account For Credit Losses Of Financial Assets				1		1
Transfers Between Allowances				0		64
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				3		0
Allowance Account For Credit Losses Of Financial Assets at the end				(21)		(46)
Recovery of written-off assets				0		0
Collective Allowance Incurred But Not Recognized [Member] | Loans and receivables [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(21)		(5,224)		(5,911)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(1,776)		(1,546)
Reversal Allowance Account For Credit Losses Of Financial Assets				2,128		1,449
Utilisation Allowance Account For Credit Losses Of Financial Assets				1,536		87
Transfers Between Allowances				(1,328)		711
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				554		(15)
Allowance Account For Credit Losses Of Financial Assets at the end				(21)		(5,224)
Recovery of written-off assets				0		0
Collective Allowance Incurred But Not Recognized [Member] | Total [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		(4,130)		(5,270)		(6,024)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(1,783)		(1,558)
Reversal Allowance Account For Credit Losses Of Financial Assets				2,159		1,463
Utilisation Allowance Account For Credit Losses Of Financial Assets				1,537		88
Transfers Between Allowances				(1,328)		775
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				557		(15)
Allowance Account For Credit Losses Of Financial Assets at the end				(4,130)		(5,270)
Recovery of written-off assets				0		1
Total [Member] | Total [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning		€ (12,833)		(16,206)		(18,890)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets				(9,267)		(8,470)
Reversal Allowance Account For Credit Losses Of Financial Assets				5,037		4,172
Utilisation Allowance Account For Credit Losses Of Financial Assets				6,038		5,762
Transfers Between Allowances				482		652
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets				1,083		568
Allowance Account For Credit Losses Of Financial Assets at the end				(12,833)		(16,206)
Recovery of written-off assets				€ 558		€ 541

[1]	(*) Figures originally report ed in the year 2017 in accordance to the applicable regulation, without restatements.
[2]	*) Figures originally reported in the year 2016 in accordance to the applicable regulation, without restatements.